UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Mid Cap II Fund

March 31, 2018

AMP-QTLY-0518
1.814652.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.5%
Aptiv PLC	50,496	$4,290,645
Delphi Technologies PLC	17,532	835,400
Gentex Corp.	279,414	6,432,110
		11,558,155
Distributors - 0.1%
LKQ Corp. (a)	59,300	2,250,435
Diversified Consumer Services - 0.4%
Houghton Mifflin Harcourt Co. (a)	750,900	5,218,755
New Oriental Education & Technology Group, Inc. sponsored ADR	70,349	6,166,090
		11,384,845
Hotels, Restaurants & Leisure - 2.9%
Bojangles', Inc. (a)	67,400	933,490
Darden Restaurants, Inc.	50,600	4,313,650
DineEquity, Inc.	372,900	24,454,782
Jubilant Foodworks Ltd.	24,798	893,403
Las Vegas Sands Corp.	148,379	10,668,450
Texas Roadhouse, Inc. Class A	106,900	6,176,682
The Restaurant Group PLC	57,000	202,966
Wyndham Worldwide Corp.	163,678	18,729,674
Yum China Holdings, Inc.	173,500	7,200,250
		73,573,347
Household Durables - 1.9%
D.R. Horton, Inc.	60,600	2,656,704
iRobot Corp. (a)(b)	19,327	1,240,600
Lennar Corp.:
Class A	140,300	8,269,282
Class B	4,046	192,954
Maisons du Monde SA (c)	5,545	202,366
Mohawk Industries, Inc. (a)	6,700	1,555,874
Panasonic Corp.	641,100	9,164,166
PulteGroup, Inc.	439,100	12,949,059
SodaStream International Ltd. (a)	2,700	247,941
Toll Brothers, Inc.	302,800	13,096,100
		49,575,046
Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	24,500	804,732
Polaris Industries, Inc.	189,608	21,713,908
Vista Outdoor, Inc. (a)	184,500	3,011,040
		25,529,680
Media - 1.7%
China Literature Ltd. (a)(c)	118	1,102
Interpublic Group of Companies, Inc.	827,394	19,054,884
Lions Gate Entertainment Corp.:
Class A (b)	132,750	3,428,933
Class B	132,250	3,184,580
Naspers Ltd. Class N	20,900	5,105,223
News Corp. Class A	205,900	3,253,220
Omnicom Group, Inc.	136,100	9,890,387
		43,918,329
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	129,600	12,299,040
Specialty Retail - 0.5%
AutoZone, Inc. (a)	900	583,821
CarMax, Inc. (a)	678	41,995
Foot Locker, Inc.	43,033	1,959,723
GNC Holdings, Inc. Class A (a)	700	2,702
Murphy U.S.A., Inc. (a)	16,881	1,228,937
Party City Holdco, Inc. (a)(b)	164,400	2,564,640
Williams-Sonoma, Inc.	110,600	5,835,256
		12,217,074
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. (a)	49,575	4,463,237
G-III Apparel Group Ltd. (a)	491,286	18,511,656
Michael Kors Holdings Ltd. (a)	148,800	9,237,504
Page Industries Ltd.	6,052	2,117,446
PVH Corp.	142,500	21,578,775
Under Armour, Inc. Class C (non-vtg.) (a)	15,900	228,165
VF Corp.	7,724	572,503
		56,709,286

TOTAL CONSUMER DISCRETIONARY		299,015,237

CONSUMER STAPLES - 3.3%
Beverages - 0.1%
C&C Group PLC	823,823	2,696,370
Dr. Pepper Snapple Group, Inc.	2,203	260,791
		2,957,161
Food & Staples Retailing - 0.1%
Conviviality PLC (d)	513,882	364,814
Sprouts Farmers Market LLC (a)	133,554	3,134,512
		3,499,326
Food Products - 2.8%
Britannia Industries Ltd.	4,994	382,867
Campbell Soup Co.	121,300	5,253,503
Ezaki Glico Co. Ltd.	162,400	8,501,179
Hostess Brands, Inc. Class A (a)	305,300	4,515,387
Ingredion, Inc.	31,349	4,041,513
Nomad Foods Ltd. (a)	884,000	13,914,160
Post Holdings, Inc. (a)	38,200	2,894,032
The J.M. Smucker Co.	161,500	20,027,615
TreeHouse Foods, Inc. (a)	112,100	4,290,067
Tyson Foods, Inc. Class A	120,400	8,812,076
		72,632,399
Household Products - 0.3%
Essity AB Class B	240,500	6,641,991

TOTAL CONSUMER STAPLES		85,730,877

ENERGY - 6.2%
Energy Equipment & Services - 2.5%
Baker Hughes, a GE Co. Class A	127,100	3,529,567
Dril-Quip, Inc. (a)	127,300	5,703,040
Ensco PLC Class A (b)	2,208,000	9,693,120
Frank's International NV (b)	447,000	2,427,210
Halliburton Co.	292,000	13,706,480
Nabors Industries Ltd.	820,500	5,735,295
National Oilwell Varco, Inc.	166,600	6,132,546
Noble Corp. (a)	243,700	904,127
Oceaneering International, Inc.	157,100	2,912,634
Precision Drilling Corp. (a)	3,345,200	9,295,468
Superior Energy Services, Inc. (a)	513,800	4,331,334
		64,370,821
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	366,800	22,158,388
Andeavor	28,806	2,896,731
Antero Resources Corp. (a)	96,000	1,905,600
Apache Corp.	169,668	6,528,825
Cabot Oil & Gas Corp.	74,100	1,776,918
Cheniere Energy, Inc. (a)	222,800	11,908,660
Cimarex Energy Co.	90,547	8,466,145
Newfield Exploration Co. (a)	215,000	5,250,300
Noble Energy, Inc.	147,100	4,457,130
Parsley Energy, Inc. Class A (a)	128,600	3,728,114
PDC Energy, Inc. (a)	45,200	2,216,156
Phillips 66 Co.	5,800	556,336
Southwestern Energy Co. (a)	1,001,000	4,334,330
Suncor Energy, Inc.	282,800	9,765,803
Teekay LNG Partners LP	126,283	2,260,466
Whiting Petroleum Corp. (a)	67,700	2,290,968
World Fuel Services Corp.	155,700	3,822,435
		94,323,305

TOTAL ENERGY		158,694,126

FINANCIALS - 19.5%
Banks - 9.4%
Banco Comercial Portugues SA (Reg.) (a)	53,971,400	18,063,278
Bank of the Ozarks, Inc.	145,000	6,999,150
BankUnited, Inc.	151,735	6,066,365
Boston Private Financial Holdings, Inc.	454,467	6,839,728
CIT Group, Inc.	344,600	17,746,900
Comerica, Inc.	124,940	11,985,494
Commerce Bancshares, Inc.	144,992	8,686,471
CVB Financial Corp.	284,700	6,445,608
East West Bancorp, Inc.	30,200	1,888,708
First Citizen Bancshares, Inc.	22,700	9,380,548
First Commonwealth Financial Corp.	305,100	4,311,063
First Republic Bank	114,900	10,640,889
FNB Corp., Pennsylvania	218,300	2,936,135
Great Western Bancorp, Inc.	58,400	2,351,768
Hanmi Financial Corp.	162,011	4,981,838
Heartland Financial U.S.A., Inc.	34,900	1,851,445
Hilltop Holdings, Inc.	13,996	328,346
Huntington Bancshares, Inc.	1,484,257	22,412,281
Investors Bancorp, Inc.	344,000	4,692,160
KeyCorp	400,700	7,833,685
Lakeland Financial Corp.	79,229	3,662,757
M&T Bank Corp.	58,800	10,840,368
Old National Bancorp, Indiana	45,500	768,950
Prosperity Bancshares, Inc.	132,300	9,608,949
Regions Financial Corp.	472,900	8,786,482
Signature Bank (a)	69,400	9,851,330
Societe Generale Series A	4,700	255,259
SunTrust Banks, Inc.	188,915	12,853,777
TCF Financial Corp.	470,053	10,721,909
UMB Financial Corp.	118,000	8,542,020
Union Bankshares Corp.	70,700	2,595,397
Univest Corp. of Pennsylvania	18,400	509,680
Valley National Bancorp	374,100	4,661,286
Wintrust Financial Corp.	22,000	1,893,100
		241,993,124
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	103,100	19,545,698
Ameriprise Financial, Inc.	34,487	5,102,007
Cboe Global Markets, Inc.	33,000	3,765,300
CRISIL Ltd.	23,326	677,133
E*TRADE Financial Corp. (a)	96,800	5,363,688
Federated Investors, Inc. Class B (non-vtg.)	9,500	317,300
Greenhill & Co., Inc.	800	14,800
Invesco Ltd.	124,200	3,975,642
Lazard Ltd. Class A	15,168	797,230
Legg Mason, Inc.	111,600	4,536,540
Moody's Corp.	43,900	7,081,070
OM Asset Management Ltd.	23,401	368,800
Raymond James Financial, Inc.	90,924	8,129,515
S&P Global, Inc.	128,871	24,622,093
Stifel Financial Corp.	126,600	7,498,518
		91,795,334
Consumer Finance - 1.5%
Capital One Financial Corp.	161,100	15,436,602
Discover Financial Services	49,800	3,582,114
Kruk SA	25,400	1,617,574
OneMain Holdings, Inc. (a)	50,700	1,517,958
SLM Corp. (a)	485,069	5,437,623
Synchrony Financial	294,000	9,857,820
		37,449,691
Insurance - 3.6%
AFLAC, Inc.	491,400	21,503,664
Bajaj Finserv Ltd.	16,688	1,335,591
Chubb Ltd.	45,893	6,276,786
Direct Line Insurance Group PLC	337,720	1,806,680
First American Financial Corp.	30,600	1,795,608
Hiscox Ltd.	472,544	9,652,978
Hyundai Fire & Marine Insurance Co. Ltd.	90,602	3,317,833
Primerica, Inc.	78,158	7,550,063
Principal Financial Group, Inc.	287,200	17,493,352
Reinsurance Group of America, Inc.	132,491	20,403,614
The Travelers Companies, Inc.	2,100	291,606
		91,427,775
Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd. (a)	799,629	34,032,210
Housing Development Finance Corp. Ltd.	78,326	2,209,911
		36,242,121

TOTAL FINANCIALS		498,908,045

HEALTH CARE - 13.7%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	171,400	19,104,244
AMAG Pharmaceuticals, Inc. (a)	180,200	3,631,030
Amgen, Inc.	81,900	13,962,312
BioMarin Pharmaceutical, Inc. (a)	51,000	4,134,570
Myriad Genetics, Inc. (a)	8,600	254,130
Regeneron Pharmaceuticals, Inc. (a)	8,300	2,858,188
REGENXBIO, Inc. (a)	121,500	3,626,775
Sarepta Therapeutics, Inc. (a)	22,600	1,674,434
United Therapeutics Corp. (a)	97,100	10,910,156
		60,155,839
Health Care Equipment & Supplies - 4.9%
Becton, Dickinson & Co.	33,800	7,324,460
Boston Scientific Corp. (a)	702,110	19,181,645
ConvaTec Group PLC (c)	1,409,892	3,938,354
ConvaTec Group PLC ADR (b)	235,300	2,628,301
Dentsply Sirona, Inc.	132,000	6,640,920
Hill-Rom Holdings, Inc.	69,900	6,081,300
Hologic, Inc. (a)	248,100	9,269,016
LivaNova PLC (a)	34,836	3,082,986
Medtronic PLC	166,300	13,340,586
ResMed, Inc.	55,327	5,448,050
Steris PLC	265,900	24,824,424
The Cooper Companies, Inc.	32,439	7,422,368
Zimmer Biomet Holdings, Inc.	161,000	17,555,440
		126,737,850
Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	241,755	15,153,203
Centene Corp. (a)	500	53,435
Cigna Corp.	41,100	6,894,114
DaVita HealthCare Partners, Inc. (a)	74,800	4,932,312
Envision Healthcare Corp. (a)	223,900	8,604,477
HCA Holdings, Inc.	27,155	2,634,035
Laboratory Corp. of America Holdings (a)	26,500	4,286,375
McKesson Corp.	98,306	13,848,366
MEDNAX, Inc. (a)	5,800	322,654
Premier, Inc. (a)	102,500	3,209,275
Ryman Healthcare Group Ltd.	272,308	2,084,080
Spire Healthcare Group PLC (c)	921,429	2,704,464
UnitedHealth Group, Inc.	7,509	1,606,926
Universal Health Services, Inc. Class B	79,800	9,449,118
		75,782,834
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	207,795	13,901,486
Bruker Corp.	203,400	6,085,728
Cambrex Corp. (a)	700	36,610
Charles River Laboratories International, Inc. (a)	400	42,696
Thermo Fisher Scientific, Inc.	87,630	18,092,090
		38,158,610
Pharmaceuticals - 2.0%
Allergan PLC	23,900	4,022,131
Catalent, Inc. (a)	141,000	5,789,460
Endo International PLC (a)	311,600	1,850,904
Impax Laboratories, Inc. (a)	236,646	4,602,765
Jazz Pharmaceuticals PLC (a)	112,866	17,041,637
Nektar Therapeutics (a)	47,000	4,994,220
Perrigo Co. PLC	46,400	3,866,976
Teva Pharmaceutical Industries Ltd. sponsored ADR	512,882	8,765,153
Theravance Biopharma, Inc. (a)	3,783	91,738
		51,024,984

TOTAL HEALTH CARE		351,860,117

INDUSTRIALS - 11.9%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	39,100	1,537,021
Bombardier, Inc. Class B (sub. vtg.) (a)	1,350,200	3,930,027
Harris Corp.	35,000	5,644,800
Hexcel Corp.	24,300	1,569,537
Huntington Ingalls Industries, Inc.	61,700	15,903,792
MTU Aero Engines Holdings AG	1,700	286,153
Textron, Inc.	169,463	9,993,233
		38,864,563
Air Freight & Logistics - 0.9%
Air Transport Services Group, Inc. (a)	2,800	65,296
C.H. Robinson Worldwide, Inc.	53,300	4,994,743
FedEx Corp.	60,746	14,585,722
XPO Logistics, Inc. (a)	28,288	2,880,001
		22,525,762
Airlines - 1.2%
Allegiant Travel Co.	117,700	20,309,135
Copa Holdings SA Class A	21,500	2,765,545
Spirit Airlines, Inc. (a)	198,745	7,508,586
		30,583,266
Building Products - 1.1%
A.O. Smith Corp.	95,000	6,041,050
Johnson Controls International PLC	549,371	19,359,834
Lennox International, Inc.	5,189	1,060,476
Toto Ltd.	6,300	332,155
		26,793,515
Commercial Services & Supplies - 0.9%
Deluxe Corp.	67,141	4,969,105
HNI Corp.	12,700	458,343
KAR Auction Services, Inc.	58,492	3,170,266
Knoll, Inc.	412,963	8,337,723
Multi-Color Corp.	9,400	620,870
Novus Holdings Ltd.	7,228	2,796
Steelcase, Inc. Class A	36,400	495,040
Stericycle, Inc. (a)	105,000	6,145,650
		24,199,793
Construction & Engineering - 1.1%
EMCOR Group, Inc.	118,421	9,228,549
Fluor Corp.	90,100	5,155,522
Jacobs Engineering Group, Inc.	212,776	12,585,700
KBR, Inc.	79,410	1,285,648
		28,255,419
Electrical Equipment - 0.9%
Acuity Brands, Inc.	12,900	1,795,551
AMETEK, Inc.	55,700	4,231,529
Melrose Industries PLC	273,848	887,522
Regal Beloit Corp.	230,502	16,907,322
		23,821,924
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	15,000	1,566,150
ITT, Inc.	71,759	3,514,756
Smiths Group PLC	427,800	9,084,079
		14,164,985
Machinery - 2.6%
Allison Transmission Holdings, Inc.	64,100	2,503,746
Colfax Corp. (a)	222,280	7,090,732
Cummins, Inc.	3,057	495,509
Flowserve Corp.	140,800	6,100,864
IDEX Corp.	3,754	534,983
Ingersoll-Rand PLC	142,172	12,157,128
KION Group AG	72,100	6,719,308
Pentair PLC	30,100	2,050,713
Proto Labs, Inc. (a)	2,686	315,739
Rexnord Corp. (a)	663,295	19,686,596
Wabtec Corp. (b)	112,340	9,144,476
		66,799,794
Professional Services - 0.2%
Dun & Bradstreet Corp.	53,584	6,269,328
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	12,400	1,452,660
Knight-Swift Transportation Holdings, Inc. Class A	274	12,607
		1,465,267
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	202,088	8,612,991
HD Supply Holdings, Inc. (a)	110,100	4,177,194
Misumi Group, Inc.	210,900	5,789,567
Univar, Inc. (a)	35,700	990,675
WESCO International, Inc. (a)	30,200	1,873,910
		21,444,337

TOTAL INDUSTRIALS		305,187,953

INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 1.1%
CommScope Holding Co., Inc. (a)	226,791	9,064,836
F5 Networks, Inc. (a)	135,655	19,617,070
Mitel Networks Corp. (a)	32,500	301,199
		28,983,105
Electronic Equipment & Components - 2.9%
Amphenol Corp. Class A	14,300	1,231,659
Anixter International, Inc. (a)	24,700	1,871,025
Avnet, Inc.	208,937	8,725,209
Belden, Inc.	96,600	6,659,604
CDW Corp.	205,951	14,480,415
Fabrinet	66,400	2,083,632
Jabil, Inc.	256,891	7,380,478
Keysight Technologies, Inc. (a)	176,047	9,223,102
Samsung SDI Co. Ltd.	18,814	3,409,408
TE Connectivity Ltd.	113,030	11,291,697
Trimble, Inc. (a)	196,700	7,057,596
		73,413,825
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	394,837	28,025,530
Alibaba Group Holding Ltd. sponsored ADR (a)	9,800	1,798,692
Alphabet, Inc. Class C (a)	16,073	16,583,961
Carbonite, Inc. (a)	82,000	2,361,600
Tencent Holdings Ltd.	149,300	8,014,360
		56,784,143
IT Services - 9.2%
Alliance Data Systems Corp.	12,600	2,682,036
Blackhawk Network Holdings, Inc. (a)	8,450	377,715
Broadridge Financial Solutions, Inc.	6,654	729,877
Cognizant Technology Solutions Corp. Class A	131,450	10,581,725
Conduent, Inc. (a)	1,237,263	23,062,582
CSRA, Inc.	284,000	11,709,320
EPAM Systems, Inc. (a)	82,500	9,447,900
Euronet Worldwide, Inc. (a)	267,591	21,118,282
ExlService Holdings, Inc. (a)	173,900	9,698,403
Fidelity National Information Services, Inc.	83,843	8,074,081
FleetCor Technologies, Inc. (a)	133,464	27,026,460
Genpact Ltd.	746,043	23,865,916
Global Payments, Inc.	85,842	9,573,100
Leidos Holdings, Inc.	165,800	10,843,320
Maximus, Inc.	111,700	7,454,858
PayPal Holdings, Inc. (a)	63,700	4,832,919
The Western Union Co.	287,800	5,534,394
Total System Services, Inc.	346,847	29,919,022
Visa, Inc. Class A	89,200	10,670,104
Worldpay, Inc. (a)	106,600	8,766,784
		235,968,798
Semiconductors & Semiconductor Equipment - 2.8%
ASML Holding NV (Netherlands)	7,700	1,526,861
Marvell Technology Group Ltd.	289,600	6,081,600
NVIDIA Corp.	60,643	14,044,312
ON Semiconductor Corp. (a)	163,600	4,001,656
Qualcomm, Inc.	225,300	12,483,873
Renesas Electronics Corp. (a)	176,000	1,769,842
Semtech Corp. (a)	277,319	10,829,307
Skyworks Solutions, Inc.	88,700	8,893,062
Synaptics, Inc. (a)	129,300	5,912,889
Teradyne, Inc.	120,400	5,503,484
		71,046,886
Software - 3.1%
Activision Blizzard, Inc.	383,240	25,853,370
Electronic Arts, Inc. (a)	290,610	35,233,557
Fair Isaac Corp.	60,600	10,263,822
Intuit, Inc.	48,906	8,477,855
Synopsys, Inc. (a)	10,500	874,020
		80,702,624

TOTAL INFORMATION TECHNOLOGY		546,899,381

MATERIALS - 7.8%
Chemicals - 5.5%
Ashland Global Holdings, Inc.	77,757	5,426,661
Cabot Corp.	117,200	6,530,384
Celanese Corp. Class A	94,500	9,469,845
CF Industries Holdings, Inc.	238,510	8,998,982
Eastman Chemical Co.	123,500	13,039,130
H.B. Fuller Co.	129,678	6,448,887
Innospec, Inc.	33,637	2,307,498
LG Chemical Ltd.	30,557	11,089,251
LyondellBasell Industries NV Class A	211,800	22,383,024
Orion Engineered Carbons SA	198,900	5,390,190
PolyOne Corp.	199,757	8,493,668
PPG Industries, Inc.	49,400	5,513,040
The Chemours Co. LLC	271,100	13,205,281
The Mosaic Co.	830,300	20,159,684
W.R. Grace & Co.	18,700	1,145,001
Westlake Chemical Corp.	21,500	2,389,725
		141,990,251
Construction Materials - 0.1%
Taiheiyo Cement Corp.	43,100	1,565,542
Containers & Packaging - 1.5%
Aptargroup, Inc.	51,500	4,626,245
Avery Dennison Corp.	4,340	461,125
Graphic Packaging Holding Co.	772,900	11,864,015
Packaging Corp. of America	52,800	5,950,560
WestRock Co.	246,200	15,798,654
		38,700,599
Metals & Mining - 0.7%
B2Gold Corp. (a)	2,127,500	5,829,220
Continental Gold, Inc. (a)	77,500	212,947
First Quantum Minerals Ltd.	241,900	3,396,570
Freeport-McMoRan, Inc.	169,600	2,979,872
Guyana Goldfields, Inc. (a)	218,400	844,205
New Gold, Inc. (a)	575,800	1,492,740
Randgold Resources Ltd. sponsored ADR	27,046	2,251,309
Tahoe Resources, Inc.	339,900	1,596,146
Torex Gold Resources, Inc. (a)	58,300	357,941
		18,960,950

TOTAL MATERIALS		201,217,342

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Extra Space Storage, Inc.	78,000	6,814,080
Hibernia (REIT) PLC	3,749,430	6,661,874
JBG SMITH Properties	91,900	3,097,949
Outfront Media, Inc.	99,900	1,872,126
Safestore Holdings PLC	920,794	6,343,101
Store Capital Corp.	193,092	4,792,543
Urban Edge Properties	8,900	190,015
VEREIT, Inc.	510,300	3,551,688
		33,323,376
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	126,291	5,963,461
Hysan Development Co. Ltd.	255,000	1,353,244
Jones Lang LaSalle, Inc.	32,131	5,611,358
Olav Thon Eiendomsselskap A/S	130,900	2,399,337
Sino Land Ltd.	1,082,141	1,753,989
Tai Cheung Holdings Ltd.	492,000	554,022
Wing Tai Holdings Ltd.	1,340,000	2,124,560
		19,759,971

TOTAL REAL ESTATE		53,083,347

UTILITIES - 1.9%
Electric Utilities - 0.7%
Exelon Corp.	106,900	4,170,169
Vistra Energy Corp. (a)	613,700	12,783,371
		16,953,540
Gas Utilities - 0.2%
China Resource Gas Group Ltd.	586,000	2,049,240
ENN Energy Holdings Ltd.	243,000	2,184,304
		4,233,544
Independent Power and Renewable Electricity Producers - 1.0%
Dynegy, Inc. (a)	84,408	1,141,196
The AES Corp.	2,285,800	25,989,546
		27,130,742

TOTAL UTILITIES		48,317,826

TOTAL COMMON STOCKS
(Cost $1,991,958,730)		2,548,914,251

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $2,882,947)	140,930	3,660,657

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.72% (e)	8,885,978	8,887,755
Fidelity Securities Lending Cash Central Fund 1.72% (e)(f)	15,791,618	15,794,776
TOTAL MONEY MARKET FUNDS
(Cost $24,680,383)		24,682,531
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,019,522,060)		2,577,257,439
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(13,233,081)
NET ASSETS - 100%		$2,564,024,358

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,846,286 or 0.3% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,166
Fidelity Securities Lending Cash Central Fund	28,128
Total	$38,294

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$299,015,237	$296,003,286	$3,011,951	$--
Consumer Staples	85,730,877	84,983,196	382,867	364,814
Energy	158,694,126	158,694,126	--	--
Financials	502,568,702	498,090,808	4,477,894	--
Health Care	351,860,117	351,860,117	--	--
Industrials	305,187,953	305,187,953	--	--
Information Technology	546,899,381	537,358,160	9,541,221	--
Materials	201,217,342	201,217,342	--	--
Real Estate	53,083,347	44,898,195	8,185,152	--
Utilities	48,317,826	44,084,282	4,233,544	--
Money Market Funds	24,682,531	24,682,531	--	--
Total Investments in Securities:	$2,577,257,439	$2,547,059,996	$29,832,629	$364,814

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018